Subsequent events	3 Months Ended
Nov. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

26.          Subsequent events

The Company has evaluated subsequent events from the balance sheet date through January 14, 2022, the date at which the interim condensed consolidated financial statements were available to be issued and determined there were no additional items to be disclosed.